INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]
13.	INCOME TAXES

a.	Rate reconciliation

The income tax expense or recovery reported by the Company differs from the amounts obtained by applying statutory rates to the loss and comprehensive loss. A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is provided below:

For the year ended December 31,	2017	2016

Statutory tax rate	26.00%	26.00%

Loss before taxes	2,661,589	2,088,400

Income tax recovery calculated at statutory rate	692,013	542,984

Non-deductible expenditures	(88,941)	(60,784)
Other	27,136	6,644
Unrecognized tax benefit	(630,208)	(488,844)

INCOME TAX	-	-

b.	Unrecognized deferred income tax asset

Future potential tax deductions that are not used to offset deferred income tax liabilities are considered to be unrecognized deferred income tax assets. The significant components of the Company’s unrecognized deferred income tax asset are as follows:

As at December 31,	2017	2016
	$	$
Mineral property interests	1,173,590	1,125,110
Non-capital losses	4,312,706	3,576,176
Property and equipment	198,165	194,575
Other items	147,184	141,733

UNRECOGNIZED DEFERRED INCOME TAX ASSET	5,831,645	5,037,594

The Company estimates that the realization of income tax benefits related to these deferred income tax assets is uncertain and cannot be considered to be more likely than not. Accordingly, no deferred income tax asset has been recorded.

c.	Non-capital losses

The Company has incurred non-capital losses that may be carried forward and used to reduce taxable income of future years. These losses totaled $16.0 million as at December 31, 2017 (2016 - $13.1 million) and will expire between 2030 and 2037.

The Company has approximately $32.9 million in Canadian exploration and development expenditures (2016 – $30.5 million), and has cumulative eligible capital and undepreciated capital cost balances totaling $1.3 million (2016 – $1.3 million). These amounts are available to reduce future taxable income and do not expire.